UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2004

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      9/16/2004
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   $152,950


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                      FORM 13F
                                    September 30, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1411  2795000 PRN      SOLE                  1830000            965000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5      979  1830000 PRN      SOLE                  1330000            500000
ABBOTT LABS                    COM              002824100     2340    55230 SH       SOLE                    55080               150
AGERE CLASS B COMMON STOCK     COM              00845V209       18    17454 SH       SOLE                     6872             10582
ALLIED CAPITAL CORP            COM              01903Q108     2951   120990 SH       SOLE                   100990             20000
AMSOUTH BANCORP                COM              032165102      899    36830 SH       SOLE                    36830
ANADARKO PETROLEUM CORP        COM              032511107     1606    24204 SH       SOLE                    24204
APPLEBEE'S INTERNATIONAL INC   COM              037899101     1099    43490 SH       SOLE                    43490
ARTHUR J. GALLAGHER & CO.      COM              363576109     1705    51450 SH       SOLE                    51450
AUTO ZONE INC                  COM              053332102      220     2850 SH       SOLE                     2850
AVERY DENNISON CORP            COM              053611109     4463    67841 SH       SOLE                    47341             20500
BERKSHIRE HATHAWAY INC         COM              084670108     3206       37 SH       SOLE                       25                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207      726      253 SH       SOLE                      253
BURLINGTON RES INC             COM              122014103     6895   168995 SH       SOLE                   117570             51425
CATO CORP                      COM              149205106     4783   214970 SH       SOLE                   167545             47425
CHEVRONTEXACO CORP             COM              166764100     5699   106252 SH       SOLE                    66552             39700
CHICAGO BRIDGE & IRON          COM              167250109     7803   260180 SH       SOLE                   175330             84850
CHOLESTECH CORP                COM              170393102      615    90950 SH       SOLE                    55050             35900
COLGATE PALMOLIVE CO           COM              194162103      444     9825 SH       SOLE                     9450               375
CONAGRA INC                    COM              205887102      365    14204 SH       SOLE                    14204
CORNING INC                    COM              219350105     3886   350751 SH       SOLE                   217551            133200
EXPRESS SCRIPTS INC CLASS A    COM              302182100      462     7075 SH       SOLE                     7075
EXXON MOBIL CORP               COM              30231G102      357     7391 SH       SOLE                     7391
FEDERAL HOME LN MTG CORP       COM              313400301      219     3350 SH       SOLE                     3350
FIDELITY NATIONAL FINANCIAL    COM              316326107     6138   161106 SH       SOLE                   125343             35764
FISERV INC                     COM              337738108     1217    34900 SH       SOLE                    34900
FORDING CANADIAN COAL TRUST    COM              345425102     5319    95030 SH       SOLE                    92030              3000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     3450    85175 SH       SOLE                    66700             18475
GENERAL ELECTRIC CO            COM              369604103      308     9159 SH       SOLE                     9159
GPE BRUX LAMBERT               COM              7097328       2580    36995 SH       SOLE                    36545               450
HOUSTON EXPLORATION COMPANY    COM              442120101     7084   119360 SH       SOLE                    78535             40825
INCO LTD                       COM              453258402     5184   132750 SH       SOLE                    91425             41325
JOHNSON & JOHNSON              COM              478160104      255     4535 SH       SOLE                     4535
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     3316   218575 SH       SOLE                   151550             67025
KAYDON CORP                    COM              486587108     1241    43150 SH       SOLE                    43150
KINDER MORGAN INC              COM              49455P101     1691    26915 SH       SOLE                    26915
L-3 COMMUNICATIONS HOLDINGS, I COM              502424104     1497    22350 SH       SOLE                    22350
LABORATORY CORP OF AMERICA     COM              50540R409     3962    90625 SH       SOLE                    69625             21000
LEVEL 3 COMMUNICATIONS         COM              52729N100      530   204630 SH       SOLE                   103530            101100
LIBERTY MEDIA CO               COM              530718105     2587   296622 SH       SOLE                   204147             92475
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     5672   180880 SH       SOLE                   139655             41225
NATIONAL FUEL GAS COMPANY      COM              636180101      218     7700 SH       SOLE                     7700
NDC HEALTH                     COM              639480102     1784   111125 SH       SOLE                    72050             39075
NEWMONT MNG CORP               COM              651639106     7006   153870 SH       SOLE                   102570             51300
NISOURCE INC.                  COM              65473P105      213    10125 SH       SOLE                    10125
OMNICARE INC                   COM              681904108     1347    47505 SH       SOLE                    32505             15000
PEABODY ENERGY CORP            COM              704549104     3281    55150 SH       SOLE                    34925             20225
PENGROWTH ENERGY TRUST CLASS A COM              706902301     4288   239175 SH       SOLE                   157025             82150
PERFORMANCE FOOD GROUP         COM              713755106     2701   113987 SH       SOLE                    85187             28800
PFIZER INC.                    COM              717081103     4718   154193 SH       SOLE                   131178             23015
PLUM CREEK TIMBER              COM              729251108     6864   195955 SH       SOLE                   149780             46175
RENAL CARE GROUP               COM              759930100     1068    33145 SH       SOLE                    33145
ROYAL DUTCH PETE CO NY REG SH  COM              780257804      924    17900 SH       SOLE                    17900
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100      255    11765 SH       SOLE                    11765
SUNGARD DATA SYSTEMS           COM              867363103     1487    62550 SH       SOLE                    62550
UNOCAL CORP                    COM              915289102     1552    36103 SH       SOLE                    36103
VIACOM INC. - CLASS B          COM              925524308     3672   109414 SH       SOLE                    78935             30479
VULCAN MATERIALS               COM              929160109     1980    38858 SH       SOLE                    23858             15000
WINNEBAGO INDUSTRIES           COM              974637100     1993    57525 SH       SOLE                    41750             15775
WYETH                          COM              983024100      411    11000 SH       SOLE                    10800               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     1815   187125 SH       SOLE                   184075              3050
FRANKLIN CUST INCOME SER B                      353496755       37 15420.561SH       SOLE                15420.561
THE ZWEIG FUND INC                              989834106      152 28516.974SH       SOLE                28516.974
                                                          $152,950